Income tax (Details 2)	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of income tax [Line Items]
Total non-capital loss	$ 16,569,465
Minco Silver Corp [Member] | China Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,943,586
Minco Silver Corp [Member] | Canada Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	9,117,910
Expiry year One [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,442,234
Expiry year One [Member] | Minco Silver Corp [Member] | China Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,052,339
Expiry year One [Member] | Minco Silver Corp [Member] | Canada Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,614,942
Expiry year Two [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,582,716
Expiry year Two [Member] | Minco Silver Corp [Member] | China Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	239,772
Expiry year Two [Member] | Minco Silver Corp [Member] | Canada Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,880,258
Expiry year Three [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,270,045
Expiry year Three [Member] | Minco Silver Corp [Member] | China Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	224,763
Expiry year Three [Member] | Minco Silver Corp [Member] | Canada Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	2,229,724
Expiry year Four [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,285,615
Expiry year Four [Member] | Minco Silver Corp [Member] | China Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	7,342
Expiry year Four [Member] | Minco Silver Corp [Member] | Canada Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,470,692
Expiry year Five [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,933,078
Expiry year Five [Member] | Minco Silver Corp [Member] | China Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	419,370
Expiry year Five [Member] | Minco Silver Corp [Member] | Canada Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	954,126
Expiry year Six [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	2,131,656
Expiry year Six [Member] | Minco Silver Corp [Member] | Canada Subsidiaries [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	968,168
Expiry year Seven [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,535,838
Expiry year Eight [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,324,803
Expiry year Nine [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,201,864
Expiry year Ten [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	1,558,996
Expiry Year Eleven [Member]
Disclosure of income tax [Line Items]
Total non-capital loss	$ 1,302,620